Eaton Vance Tax-Managed International Equity Fund

EATON VANCE TAX-MANAGED INTERNATIONAL EQUITY FUND
Supplement to Summary Prospectus dated March 1, 2012 as revised December 13, 2012

The following amendment to the Summary Prospectus is effective on February 22, 2013.

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Effective February 22, 2013, the Fund will no longer offer Class B shares.

The following amendments to the Summary Prospectus are effective on March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

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The name of the Fund is changed to Parametric Tax-Managed International Equity Fund;

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Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

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The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated;

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The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances); and

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Class C shares of the Fund are no longer available for purchase, except by: (1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions); or (2) qualified retirement plans.

2.  The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Class C	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$153	$523	$917	$2,022	$153	$523	$917	$2,022
Class C shares	$328	$716	$1,230	$2,641	$228	$716	$1,230	$2,641
Institutional Class shares	$127	$409	$712	$1,574	$127	$409	$712	$1,574

3.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6618-2/13 TMIESPS2

Shareholder Fees Eaton Vance Tax-Managed International Equity Fund	Investor Class	Class C	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Expense Example Eaton Vance Tax-Managed International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	153	523	917	2,022
Class C	328	716	1,230	2,641
Institutional Class	127	409	712	1,574

Expense Example, No Redemption Eaton Vance Tax-Managed International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	153	523	917	2,022
Class C	228	716	1,230	2,641
Institutional Class	127	409	712	1,574